Employee Benefits Obligations (Details) - Schedule of Standalone Statement of Financial Position - Funded Plans [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Funded Plans
Current	$ 209	$ 212
Non current	$ 102,322	$ 72,456